NET EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss) attributable to Pointer shareholders	$ 1,833	$ (8,527)	$ 1,130
Effect of diluting securities		(33)	(69)
Numerator for diluted net earnings per share - Net income (loss)	1,833	(8,560)	1,061
Denominator for basic net earnings per share - weighted-average number of shares outstanding	5,166,000	4,789,000	4,768,000
Effect of diluting securities			66,000
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	5,166,000	4,789,000	4,834,000
Basic net earnings (loss) per share	$ 0.35	$ (1.78)	$ 0.24
Diluted net earnings (loss) per share	$ 0.35	$ (1.79)	$ 0.22
Segment, Discontinued Operations [Member]
Net income (loss) attributable to Pointer shareholders	(630)
Effect of diluting securities
Numerator for diluted net earnings per share - Net income (loss)	$ (630)
Denominator for basic net earnings per share - weighted-average number of shares outstanding	5,166,000
Effect of diluting securities
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	5,166,000
Basic net earnings (loss) per share	$ (0.12)	$ 0.0	$ 0.0
Diluted net earnings (loss) per share	$ (0.12)	$ 0.0	$ 0.0